BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES (Narrative) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General, selling and administrative expense	$ 5,114,115		$ 5,392,625		$ 9,605,377	$ 9,522,883	$ 18,442,839	$ 17,016,789
Net income (loss)	(8,098,651)	$ (5,785,404)	(4,021,410)	$ 11,068	(13,884,055)	(4,010,344)	8,743,593	(13,032,117)
Accumulated deficit	32,662,403		27,510,876		32,662,403	27,510,876	18,778,348	27,521,941
Cash and cash equivalents	2,465,639		$ 41,036		2,465,639	$ 41,036	2,784,865	$ 1,017,299	$ 1,048,762
Working capital deficit	8,534,224				8,534,224		3,549,408
Operating losses					13,884,055		11,648,703
Decline in revenue from preceding period					5,312,224		13,468,106
Negative working capital	$ 8,533,924				8,533,924
Convertible debentures redeemed							6,500,000
SRAXmd [Member]
Consideration					$ 43,500,000		$ 33,500,000